Vanguard Mega Cap Growth Index Fund
Supplement Dated July 29, 2026, to the Prospectus and Summary Prospectus Dated January 28, 2026
Important Changes to the Fund

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard World Fund has approved the renaming of Vanguard Mega Cap Growth Index Fund (the “Fund”) as shown below.
The Fund’s name change is effective as of July 29, 2026. The Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name	New Corresponding Name for ETF Share Class
Vanguard Mega Cap Growth Index Fund	Vanguard Morningstar Mega Cap Growth Index Fund	Vanguard Morningstar Mega Cap Growth ETF

Morningstar’s acquisition of CRSP will also result in the name change of the Fund’s target index, as shown below. This change is effective as of July 29, 2026.
Current Target Index Name	New Target Index Name
CRSP US Mega Cap Growth Index	Morningstar US Mega Cap Growth Index

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 838B 072026

Vanguard World Fund

Supplement Dated July 29, 2026, to the Statements of Additional Information Dated January 28, 2026

Important Changes to Vanguard Mega Cap Growth Index Fund (the “Fund”)

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard World Fund has approved the renaming of the Fund, as shown below.

The Fund’s name change is effective as of July 29, 2026. The Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name	New Corresponding Name for ETF Share
Class
Vanguard Mega Cap Growth Index Fund	Vanguard Morningstar Mega Cap Growth	Vanguard Morningstar Mega Cap Growth
	Index Fund	ETF

Morningstar’s acquisition of CRSP will also result in a name change of the Fund’s target index, as shown below. This change is effective as of July 29, 2026.

Current Target Index Name	New Target Index Name
CRSP US Mega Cap Growth Index	Morningstar US Mega Cap Growth Index
© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 838A 072026
Vanguard Marketing Corporation, Distributor.